Annual Total Returns- JPMorgan 100 U.S. Treasury Securities Money Market Fund (Agency Shares) [BarChart] - Agency Shares - JPMorgan 100 U.S. Treasury Securities Money Market Fund - Agency	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	none	none	none	none	none	0.11%	0.65%	1.62%	1.95%	0.32%